Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Total profit for the year	£ 6,289	£ 2,951	£ 5,308
Items that may be reclassified subsequently to income statement:
Exchange movements on overseas net assets and net investment hedges	231	(392)	(22)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	(12)	(87)	(34)
Fair value movements on cash flow hedges	(41)	0	(1)
Cost of hedging	4	(4)	0
Reclassification of cash flow hedges to income statement	36	4	4
Deferred tax on fair value movements on cash flow hedges	(2)	1	1
Other comprehensive income that will be reclassified to profit or loss, net of tax	216	(478)	(52)
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(18)	(4)	(25)
Fair value movements on equity investments	215	(100)	(244)
Tax on fair value movements on equity investments	(20)	17	14
Fair value movements on cash flow hedges	0	8	(40)
Remeasurement gains/(losses) on defined benefit plans	133	506	71
Tax credit/(charge) on remeasurement of defined benefit plans	(33)	(122)	(41)
Other comprehensive income that will not be reclassified to income statement	277	305	(265)
Other comprehensive income/(expense) for the year	493	(173)	(317)
Total comprehensive income for the year	6,782	2,778	4,991
Total comprehensive income for the year attributable to:
Shareholders	6,227	2,406	4,636
Non-controlling interests	555	372	355
Total comprehensive income for the year	£ 6,782	£ 2,778	£ 4,991